Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.51844%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$542,844.42

Principal:
Principal Collections	$8,522,559.04
Prepayments in Full	$3,890,930.84
Liquidation Proceeds	$144,633.58
Recoveries	$47,232.92
Sub Total	$12,605,356.38
Collections	$13,148,200.80

Purchase Amounts:
Purchase Amounts Related to Principal	$300,039.75
Purchase Amounts Related to Interest	$1,196.72
Sub Total	$301,236.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,449,437.27

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,449,437.27
Servicing Fee	$181,845.56	$181,845.56	$0.00	$0.00	$13,267,591.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,267,591.71
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,267,591.71
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,267,591.71
Interest - Class A-3 Notes	$30,708.51	$30,708.51	$0.00	$0.00	$13,236,883.20
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$13,083,589.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,083,589.20
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$13,030,709.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,030,709.45
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$12,991,084.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,991,084.12
Regular Principal Payment	$12,133,767.68	$12,133,767.68	$0.00	$0.00	$857,316.44
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$857,316.44
Residual Released to Depositor	$0.00	$857,316.44	$0.00	$0.00	$0.00
Total		$13,449,437.27

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,133,767.68
Total					$12,133,767.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,133,767.68	$40.45	$30,708.51	$0.10	$12,164,476.19	$40.55
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$12,133,767.68	$11.53	$276,507.59	$0.26	$12,410,275.27	$11.79

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$26,134,903.49	0.0871163	$14,001,135.81	0.0466705
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$184,464,903.49	0.1753252	$172,331,135.81	0.1637926

Pool Information
Weighted Average APR	3.151%	3.149%
Weighted Average Remaining Term	27.45	26.65
Number of Receivables Outstanding	19,876	19,290
Pool Balance	$218,214,667.76	$205,181,455.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$205,507,458.48	$193,373,690.80
Pool Factor	0.1940859	0.1824938

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$11,807,764.26
Targeted Overcollateralization Amount	$32,850,319.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$32,850,319.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$175,049.49
(Recoveries)		91	$47,232.92
Net Loss for Current Collection Period			$127,816.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7029%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6481%
Second Prior Collection Period			0.6218%
Prior Collection Period			0.6307%
Current Collection Period			0.7245%
Four Month Average (Current and Prior Three Collection Periods)			0.6563%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,054	$10,437,649.85
(Cumulative Recoveries)			$1,495,273.13
Cumulative Net Loss for All Collection Periods			$8,942,376.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7954%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,417.70
Average Net Loss for Receivables that have experienced a Realized Loss			$2,928.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.77%	261	$3,630,298.65
61-90 Days Delinquent	0.16%	23	$335,962.16
91-120 Days Delinquent	0.01%	2	$27,228.77
Over 120 Days Delinquent	0.15%	19	$307,567.29
Total Delinquent Receivables	2.10%	305	$4,301,056.87

Repossession Inventory:
Repossessed in the Current Collection Period		17	$275,470.42
Total Repossessed Inventory		25	$395,237.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2722%
Prior Collection Period			0.2616%
Current Collection Period			0.2281%
Three Month Average			0.2540%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3269%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2018
Payment Date	10/15/2018
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer